Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 26, 2015
Document Effective Date	Mar. 30, 2015
Prospectus Date	Mar. 30, 2015
Consilium Emerging Market Small Cap Fund | Investor Class Shares
Risk/Return:
Trading Symbol	CEMSX
Consilium Emerging Market Small Cap Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	CEMNX